Share Capital - Disclosure of RSUs outstanding and exercisable (Details) - Restricted share units [Member]	Apr. 30, 2024 Shares $ / shares	Apr. 30, 2023 Shares	Apr. 30, 2022 Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs outstanding	1,044,073	1,133,572	0
Number of RSUs exercisable	130,165
Expiry date 10-Feb-26 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.6
Number of RSUs outstanding	726,073
Number of RSUs exercisable	130,165
Expiry date 01-Apr-27 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | $ / shares	$ 1.89
Number of RSUs outstanding	318,000
Number of RSUs exercisable	0